Financing Liability - Schedule of Financing Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing liability		$ 55,158	$ 55,599
Debt discount		(883)	(951)
Financing liability, net of debt discount		54,275	54,648
Less: current portion		595	465
Financing liability, non-current portion		53,680	$ 54,183
Successor [Member]
Financing liability	$ 56,000
Interest added to principal amount	171
Debt discount
Financing liability, net of debt discount	56,171
Less: current portion	597
Financing liability, non-current portion	$ 55,574
Predecessor [Member]
Financing liability		55,158
Interest added to principal amount
Debt discount		(883)
Financing liability, net of debt discount		54,275
Less: current portion		595
Financing liability, non-current portion		$ 53,680